Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 584	$ 17	$ 695	$ 64	$ 90	$ 152
Cost of revenue	417	15	520	40	50	182
Gross profit	167	2	175	24	40	(30)
Operating expenses:
Research and development	1,515	573	3,446	942	1,426	772
Selling, general and administrative	1,757	1,789	5,155	3,084	4,276	3,129
Total operating expenses	3,272	2,362	8,601	4,026	5,702	3,901
Loss from operations	(3,105)	(2,360)	(8,426)	(4,002)	(5,662)	(3,931)
Interest expense, net	(114)	(152)	(302)	(486)	(567)	(447)
Other income (expense), net		8	(21)	50	49	61
Net loss	$ (3,219)	$ (2,504)	$ (8,749)	$ (4,438)	$ (6,180)	$ (4,317)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.06)	$ (1.76)	$ (0.25)	$ (8.64)	$ (1.27)	$ (81.81)
Weighted average shares used in computing net loss per common share
Basic and diluted (in Shares)	51,344,427	1,419,586	35,225,763	513,381	4,865,546	52,768